S-K 1603(a) SPAC Sponsor	Aug. 18, 2025
Stephen M.Kadenacy [Member]
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]	Stephen M. Kadenacy, our Chairman and Chief Executive Officer, is a Co-Founder and a Co-Managing Partner of SilverBox Capital. Mr. Kadenacy has been serving as a member of the board of BRCC since April 2025 and Chairman and Chief Executive Officer of SBXD since its incorporation in April 2024. He has also been serving as the Chairman of Centerline Logistics Corp, a leading marine oil transportation services firm and ship assist company, since July 2019. Mr. Kadenacy served as Chief Financial Officer of BRCC from September 2023 to June 2025. Mr. Kadenacy also served as the Chief Executive Officer of SBXC until its liquidation in November 2024 and SBEA until its business combination with BRCC in February 2022.
Joseph E.Reece [Member]
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]	Joseph E. Reece, our Founding Partner, is a Co-Founder and a Co-Managing Partner of SilverBox Capital. Previously, he founded Helena Capital, a merchant bank and a predecessor company of SilverBox Capital, in April 2015 and served as Chief Executive Officer until January 2017, and then again from October 2018. Mr. Reece has been serving as Founding Partner of SBXD since its initial public offering in August 2024 and is the Chief Executive Officer of SilverBox Securities. Mr. Reece has been serving as Non-Executive Chairman of Compass Minerals since May 2021, having been a member of the board of directors since 2019. He has also been serving as Chairman of NCR Atleos Corporation since October 2023 after serving as Chairman of predecessor NCR Corporation from May 2023 and lead independent director from November 2022 to May 2023. He was a member of the board of directors of Quotient Technology Inc. since May 2022 until its sale in September 2023. Mr. Reece also served as a Consultant to BDT & Company, LLC from October 2019 to January 2022. Mr. Reece previously served as Founding Partner of SBXC from its initial public offering in February 2023 until its liquidation in November 2024 and as Executive Chairman of SBEA until its business combination with BRCC in February 2022.
Duncan Murdoch [Member]
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]	Duncan Murdoch, our Chief Investment Officer, has over 25 years of private equity and investment banking experience. Mr. Murdoch is currently the Chief Investment Officer of SilverBox Capital and has served as Chief Investment Officer of SBXD since its initial public offering in August 2024. Mr. Murdoch has been serving as a member of the board of Bearing Advisors LLC since July 2025. Mr. Murdoch served as Chief Investment Officer of Boxwood Capital, the predecessor to SilverBox Capital, since April 2020. Previously, Mr. Murdoch served as Chief Investment Officer of SBXC from February 2023 until its liquidation in November 2024 and SBEA until its business combination with BRCC in February 2022. Mr. Murdoch served as Chief Investment Officer of Boxwood Merger Corp. until its business combination with Atlas Technical Consultants, Inc., from November 2018 to February 2020.
Jin Chun [Member]
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]	Jin Chun, our Chief Operating Officer, has more than 20 years of private equity and investment banking experience. Mr. Chun is a Partner of SilverBox Capital, the Chief Operating Officer of SilverBox Securities and has been serving as Chief Operating Officer of SBXD since its initial public offering in August 2024. He served as Chief Operating Officer of SBXC from February 2023 until its liquidation in November 2024 and SBEA until its business combination with BRCC in February 2022.
Daniel E. Esters [Member]
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]	Daniel E. Esters, our Chief Financial Officer and a director nominee, is the Chief Financial Officer and a Partner of SilverBox Capital, the Chief Financial Officer and Chief Compliance Officer of SilverBox Securities and has been serving as Chief Financial Officer of SBXD since its initial public offering in August 2024. He formerly served as the Chief Financial Officer of SBXC from February 2023 until its liquidation in November 2024, SBEA until its business combination with BRCC in February 2022 and Boxwood Merger Corp. from November 2018 to February 2020.
David Lee [Member]
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]	David Lee, our General Counsel, has more than 25 years of experience in representing private equity firms (and their portfolio companies) and owners of U.S. middle market companies as legal counsel. Mr. Lee has been serving as General Counsel of SBXD since its initial public offering in August 2024. He formerly served as the General Counsel of SBXC from February 2023 until its liquidation in November 2024 and Boxwood Merger Corp. until its business combination with Atlas Technical Consultants, Inc., from November 2018 to February 2020.
SilverBox Sponsor V LLC [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	SilverBox Sponsor V LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Our sponsor, SilverBox Sponsor V LLC, currently holds an aggregate of 5,750,000 founder shares (up to 750,000 of which are subject to forfeiture by the holders thereof depending on the extent to which the underwriter’s over-allotment option is exercised) for an aggregate purchase price of $25,000, or approximately $0.004 per share. The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of our initial business combination, or at any time prior thereto at the option of the holder thereof, on a one-for-one basis, subject to adjustment as provided herein. In the case that additional Class A ordinary shares, or equity-linked securities (as described herein), are issued or deemed issued in excess of the amounts issued in this offering and related to the closing of our initial business combination, the ratio at which the Class B ordinary shares will convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the issued and outstanding Class B ordinary shares agree to waive such anti-dilution adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, 20% of the sum of all Class A ordinary shares issued and outstanding upon the completion of this offering, plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with our initial business combination, excluding the private shares and any shares or equity-linked securities issued, or to be issued, to any seller in the business combination. Prior to the closing of our initial business combination, only holders of our Class B ordinary shares (i) will have the right to vote to appoint and remove directors prior to or in connection with the completion of our initial business combination and (ii) will be entitled to vote on continuing our company in a jurisdiction outside the Cayman Islands (including any special resolution required to adopt new constitutional documents as a result of our approving a transfer by way of continuation in a jurisdiction outside the Cayman Islands). On any other matters submitted to a vote of our shareholders prior to or in connection with the completion of our initial business combination, holders of the Class B ordinary shares and holders of the Class A ordinary shares will vote together as a single class, except as required by law.